Property, Plant, and Equipment - Reconciliation of the changes in the carrying amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	$ 6,578	$ 6,824
Property, plant and equipment, end of the period	6,164	6,578
Current spare parts			$ 13
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	12,973	12,773
Additions	284	338
Disposals	(7)	(19)
Retirement of assets	(90)	(119)
Change in foreign exchange rates	131	(119)
Transfers(2)(3)	(18)	(26)
Property, plant and equipment, end of the period	13,202	12,973
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(6,395)	(5,949)
Disposals	(5)	(12)
Retirement of assets	(83)	(90)
Change in foreign exchange rates	92	(76)
Transfers(2)(3)	(10)	(11)
Depreciation	649	635
Property, plant and equipment, end of the period	(7,038)	(6,395)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	95
Property, plant and equipment, end of the period	94	95
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	95
Additions	0	0
Disposals	(3)	0
Retirement of assets	0	0
Change in foreign exchange rates	2	(1)
Transfers(2)(3)	0	1
Property, plant and equipment, end of the period	94	95
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers(2)(3)	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,457	2,664
Property, plant and equipment, end of the period	2,172	2,457
Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	5,888	5,876
Additions	0	0
Disposals	0	0
Retirement of assets	(47)	(84)
Change in foreign exchange rates	105	(87)
Transfers(2)(3)	41	121
Property, plant and equipment, end of the period	5,937	5,888
Coal generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(3,431)	(3,212)
Disposals	0	0
Retirement of assets	(56)	(62)
Change in foreign exchange rates	84	(67)
Transfers(2)(3)	0	(3)
Depreciation	306	351
Property, plant and equipment, end of the period	(3,765)	(3,431)
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	910	498
Property, plant and equipment, end of the period	836	910
Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,982	1,525
Additions	0	0
Disposals	0	(16)
Retirement of assets	(17)	(3)
Change in foreign exchange rates	(13)	3
Transfers(2)(3)	13	461
Property, plant and equipment, end of the period	1,964	1,982
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,072)	(1,027)
Disposals	0	(11)
Retirement of assets	(13)	(2)
Change in foreign exchange rates	(3)	(1)
Transfers(2)(3)	(7)	(8)
Depreciation	79	67
Property, plant and equipment, end of the period	(1,128)	(1,072)
Renewable generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,191	2,290
Property, plant and equipment, end of the period	2,125	2,191
Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,228	3,212
Additions	1	0
Disposals	0	(1)
Retirement of assets	(6)	(4)
Change in foreign exchange rates	26	(23)
Transfers(2)(3)	51	29
Property, plant and equipment, end of the period	3,286	3,228
Renewable generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,037)	(922)
Disposals	0	(1)
Retirement of assets	(2)	(3)
Change in foreign exchange rates	6	(4)
Transfers(2)(3)	(3)	0
Depreciation	123	123
Property, plant and equipment, end of the period	(1,161)	(1,037)
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	602	606
Property, plant and equipment, end of the period	508	602
Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,315	1,265
Additions	0	0
Disposals	(1)	(1)
Retirement of assets	(16)	(22)
Change in foreign exchange rates	7	(7)
Transfers(2)(3)	39	24
Property, plant and equipment, end of the period	1,338	1,315
Mining property and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(713)	(659)
Disposals	(1)	0
Retirement of assets	(12)	(18)
Change in foreign exchange rates	5	(4)
Transfers(2)(3)	0	0
Depreciation	125	76
Property, plant and equipment, end of the period	(830)	(713)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	407
Property, plant and equipment, end of the period	200	95
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	95	407
Additions	275	334
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	4	(2)
Transfers(2)(3)	(174)	(644)
Property, plant and equipment, end of the period	200	95
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers(2)(3)	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	228	264
Property, plant and equipment, end of the period	229	228
Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	370	393
Additions	8	4
Disposals	(3)	(1)
Retirement of assets	(4)	(6)
Change in foreign exchange rates	0	(2)
Transfers(2)(3)	12	(18)
Property, plant and equipment, end of the period	383	370
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(142)	(129)
Disposals	(4)	0
Retirement of assets	0	(5)
Change in foreign exchange rates	0	0
Transfers(2)(3)	0	0
Depreciation	16	18
Property, plant and equipment, end of the period	(154)	(142)
Gas equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transfers(2)(3)		14
Decommissioning and restoration | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(32)	151
Decommissioning and restoration | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(12)	82
Decommissioning and restoration | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(1)	12
Decommissioning and restoration | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(3)	15
Decommissioning and restoration | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(16)	42
Decommissioning and restoration | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Poplar Creek | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(20)
Poplar Creek | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(20)
Poplar Creek | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Wintering Hills | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(49)
Wintering Hills | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(38)
Wintering Hills | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(11)
Wintering Hills | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Finance Lease | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	10
Finance Lease | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	10
Finance Lease | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance Lease | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Finance lease receivables | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		14
Finance lease receivables | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		14
Finance lease receivables | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0
Finance lease receivables | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions		$ 0
US Wind Projects - Big Level [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 7